Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

February 5, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Prospectus and Statement of Additional Information for the Trust’s Yorkville High Income Infrastructure MLP ETF that would have been filed under Rule 497(c) would not have differed from those contained in the Trust’s Post-Effective Amendment No. 43, which was filed electronically with the SEC via EDGAR Accession No. 0001144204-13-004545 on January 29, 2013.

Please do not hesitate to contact me at 202.373.6173 should you have any questions.

Very truly yours,

/s/ Christopher D. Menconi

Christopher D. Menconi